CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2012
CONCENTRATIONS [Abstract]
Schedule of Revenue and Accounts Receivable Concentrations

The following table shows the revenues and percentage of total revenues derived from those operators for the years ended December 31, 2010, 2011 and 2012:

	For the years ended December 31,
	2010	2011	2012
	Percentage of Total Revenues

Revenues collected through operators
China Mobile	72%	62%	36%
China Unicom	8%	7%	7%
China Telecom	6%	5%	6%

WVAS revenues collected through operators
China Mobile	40%	37%	28%
China Unicom	8%	7%	7%
China Telecom	6%	5%	6%

Mobile games revenues collected through operators
China Mobile	32%	25%	8%
China Unicom	-	-	-
China Telecom	-	-	-

Net accounts receivable from the operators as of December 31, 2011 and 2012 were as follows:

	Percentage of
	accounts receivable
	as of December 31,
	2011	2012

China Mobile	75%	52%
China Unicom	1%	7%
China Telecom	9%	15%